INCOME TAXES - Deferred Tax Assets And Liabilities By Origin Of The Temporary Difference (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	SFr 94.5	SFr 57.8
Deferred tax liabilities	194.5	199.9
Netting of deferred tax assets	79.2	34.2
Netting of deferred tax liabilities	(79.2)	(34.1)
Reflected in the consolidated statements of financial position as follows:
Deferred tax assets	15.3	23.6
Deferred tax liabilities	115.4	165.8
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	74.2	135.2
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	23.5	34.2
Unrealised foreign exchange results
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	5.8	26.5
Deferred tax liabilities	77.0
Derivatives
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	86.4
Deferred tax liabilities	0.1	4.8
Receivables
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	2.2	3.9
Right-of-use assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		20.4
Deferred revenue
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	0.1	0.1
Deferred tax liabilities	16.8	20.1
Employee benefit obligations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	0.2	1.4
Provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1.9	8.9
Deferred tax liabilities	0.3	0.3
Lease liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities		1.0
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	0.1	0.1
Deferred tax liabilities	SFr 0.4	0.4
Tax net operating loss carry forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		SFr 0.4